Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Investments in Unconsolidated Entities

NOTE 10 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities which are accounted for using either the equity or cost method as shown in the following table:

December 31,	2011	2010
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$25,067	$34,171
Cumulative share of income	958,635	889,039
Cumulative share of distributions	(825,261)	(740,557)
	158,441	182,653
Cost method investments	15,269	15,269
Total investments in unconsolidated entities	$173,710	$197,922

Equity in earnings of unconsolidated entities totaled $82.5 million, $98.1 million and $90.7 million in 2011, 2010 and 2009, respectively; of those amounts, TDS' investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $55.3 million, $64.8 million and $64.7 million in 2011, 2010 and 2009, respectively. TDS held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of TDS' equity method investments:

December 31,	2011	2010
(Dollars in thousands)
Assets
Current	$435,732	$424,965
Due from affiliates	199,167	396,201
Property and other	1,988,331	2,015,959
	$2,623,230	$2,837,125
Liabilities and Equity
Current liabilities	$304,742	$278,837
Deferred credits	82,371	73,496
Long-term liabilities	36,056	38,225
Long-term capital lease obligations	234	43,657
Partners’ capital and stockholders’ equity	2,199,827	2,402,910
	$2,623,230	$2,837,125

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Results of Operations
Revenues	$5,540,220	$4,971,525	$4,815,258
Operating expenses	4,301,758	3,567,131	3,437,201
Operating income	1,238,462	1,404,394	1,378,057
Other income (expense)	960	36,168	41,802
Net income	$1,239,422	$1,440,562	$1,419,859